Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Current assets:
Cash and cash equivalents	¥ 960,142	¥ 983,612
Marketable securities	1,051,441	946,397
Notes and accounts receivable, trade	1,006,961	926,375
Allowance for doubtful accounts and sales returns	(53,150)	(72,783)
Inventories	640,835	683,146
Other receivables	223,632	206,058
Deferred income taxes		40,940
Prepaid expenses and other current assets	525,861	482,982
Total current assets	4,355,722	4,196,727
Film costs	336,928	301,228
Investments and advances:
Affiliated companies	149,371	164,874
Securities investments and other	9,962,422	9,069,209
Long-term Investments, Total	10,111,793	9,234,083
Property, plant and equipment:
Land	117,293	121,707
Buildings	666,381	655,379
Machinery and equipment	1,842,852	1,795,991
Construction in progress	28,779	69,286
Property, Plant and Equipment, Gross, Total	2,655,305	2,642,363
Less - Accumulated depreciation	1,897,106	1,821,545
Property, plant and equipment, net	758,199	820,818
Other assets:
Intangibles, net	584,185	615,754
Goodwill	522,538	606,290
Deferred insurance acquisition costs	568,837	511,834
Deferred income taxes	98,958	97,639
Other	323,396	289,017
Other noncurrent assets	2,097,914	2,120,534
Total assets	17,660,556	16,673,390
Current liabilities:
Short-term borrowings	464,655	149,272
Current portion of long-term debt	53,424	187,668
Notes and accounts payable, trade	539,900	550,964
Accounts payable, other and accrued expenses	1,394,758	1,367,115
Accrued income and other taxes	106,037	88,865
Deposits from customers in the banking business	2,071,091	1,912,673
Other	591,874	574,193
Total current liabilities	5,221,739	4,830,750
Long-term debt	681,462	556,605
Accrued pension and severance costs	396,715	462,384
Deferred income taxes	432,824	450,926
Future insurance policy benefits and other	4,834,492	4,509,215
Policyholders' account in the life insurance business	2,631,073	2,401,320
Other	314,771	330,302
Total liabilities	14,513,076	13,541,502
Redeemable noncontrolling interest	12,058	7,478
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2016 - Shares authorized: 3,600,000,000; shares issued: 1,262,493,760 2017 - Shares authorized: 3,600,000,000; shares issued: 1,263,763,660	860,645	858,867
Additional paid-in capital	1,275,337	1,325,719
Retained earnings	984,368	936,331
Accumulated other comprehensive income -
Unrealized gains on securities, net	126,635	140,736
Unrealized losses on derivative instruments, net	(58)	(1,198)
Pension liability adjustment	(308,736)	(371,739)
Foreign currency translation adjustments	(436,610)	(421,117)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	(618,769)	(653,318)
Treasury stock, at cost Common stock 2016 - 1,047,745 shares 2017 - 1073222 shares	(4,335)	(4,259)
Stockholders' Equity Attributable to Parent, Total	2,497,246	2,463,340
Noncontrolling interests	638,176	661,070
Total equity	3,135,422	3,124,410
Total liabilities and equity	¥ 17,660,556	¥ 16,673,390